LOANS, FINANCING AND DEBENTURES - Relevant operations settled in the year (Details) R$ in Thousands, $ in Thousands	Jun. 18, 2019 USD ($)	Jun. 18, 2019 BRL (R$)	Jun. 17, 2019 USD ($)	Jun. 17, 2019 BRL (R$)	May 31, 2019 BRL (R$)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 BRL (R$)	Apr. 29, 2019 USD ($)	Apr. 29, 2019 BRL (R$)	Mar. 27, 2019 BRL (R$)	Mar. 15, 2019 BRL (R$)	Jan. 03, 2019 BRL (R$)	Jun. 14, 2019	Feb. 25, 2019
CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings/ Settlement amount												R$ 878,573
CRA ("Agribusiness Receivables Certificates"), Series 1 | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate												99.00%
CRA ("Agribusiness Receivables Certificates"), Series 2 | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Interest rate												4.5055%
BNDES
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings/ Settlement amount											R$ 299,682
Export prepayment ("PPE")
LOANS, FINANCING AND DEBENTURES
Interest rate													7.70%	8.35%
Export prepayment ("PPE") | Suzano/Fibria International Trade GmbH
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings/ Settlement amount	$ 156,032	R$ 602,410	$ 631,138	R$ 2,454,443
Export prepayment ("PPE") | LIBOR | Suzano/Fibria International Trade GmbH
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)	1.15%	1.15%	1.15%	1.15%
Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings/ Settlement amount						$ 208,400	R$ 822,200	$ 208,400	R$ 822,200
Export credits ("Finnvera")
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings/ Settlement amount			$ 378,471	R$ 1,473,114
Debentures
LOANS, FINANCING AND DEBENTURES
Repayments of borrowings/ Settlement amount					R$ 2,019,587					R$ 2,056,173